Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Disclosure of actuarial assumptions	The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	%	%	%	%	%	%	%	%	%
Discount rate – past service	5.73	4.87	4.80	5.50	5.15	4.85	5.50	5.15	4.85
Discount rate – future service	5.95	4.92	4.80	5.50	5.15	4.85	5.50	5.15	4.85
Rate of increase in RPI – past service	2.99	3.05	3.17	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	2.85	2.92	3.07	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.08	3.10	3.11	4.50	4.50	4.50	4.50	4.50	4.50
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	7.80	7.10	6.80
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2025	2024	2023	2025	2024	2023
	years	years	years	years	years	years
Assumed life expectation for a retiree aged 65
Males	21.5	21.5	21.9	21.8	21.6	21.6
Females	23.9	23.5	23.7	23.8	23.9	23.8
In 20 years:
Males	22.4	22.6	23.0	23.4	23.3	23.2
Females	25.3	24.9	25.1	25.4	25.5	25.4
The table below summarises the split of DB obligations by status for each category of plan:

	UK pensions		US pensions		US other post-retirement benefits
	2025	2024	2025	2024	2025	2024
	%	%	%	%	%	%
Active members	11	14	40	37	28	29
Deferred members	7	8	10	10	—	—
Pensioner members	82	78	50	53	72	71

Disclosure of amounts recognised in the statement of financial position	Amounts recognised in the consolidated statement of financial position
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(9,424)	(10,465)	(4,508)	(4,702)	(2,222)	(2,434)	(16,154)	(17,601)
Fair value of plan assets	10,603	11,782	5,180	5,320	2,658	2,631	18,441	19,733
	1,179	1,317	672	618	436	197	2,287	2,132
Present value of unfunded obligations	(51)	(56)	(196)	(210)	—	—	(247)	(266)
Other post-employment liabilities	—	—	—	—	(47)	(52)	(47)	(52)
	1,128	1,261	476	408	389	145	1,993	1,814
Restrictions on asset recognised	—	—	—	—	(77)	—	(77)	—
Net defined benefit asset	1,128	1,261	476	408	312	145	1,916	1,814
Represented by:
Liabilities	(51)	(56)	(196)	(210)	(326)	(327)	(573)	(593)
Assets	1,179	1,317	672	618	638	472	2,489	2,407
	1,128	1,261	476	408	312	145	1,916	1,814

Disclosure of amounts recognised in the income statement and statement of other comprehensive income	Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2025	2024	2023
	£m	£m	£m
Included within operating costs
Administration costs	22	22	19
Included within payroll costs
Defined benefit plan costs:
Current service cost	138	143	194
Past service cost – augmentations and redundancies	1	9	8
Gains on settlement	—	(30)	(45)
	139	122	157
Included within finance income and costs
Net interest income	(98)	(100)	(85)
Total included in income statement	63	44	91
Exchange adjustments	(20)	(6)	41
Remeasurement losses of pension assets and post-retirement benefit obligations	(29)	(218)	(1,364)
Adjustments for restrictions on the defined benefit asset	(77)	—	—
Total included in the statement of other comprehensive income	(126)	(224)	(1,323)
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	14	13	9	6	7	8	2	2	2
Included within payroll costs
Defined benefit plan costs:
Current service cost	45	45	69	68	72	88	25	26	37
Past service cost – augmentations and redundancies	1	9	8	—	—	—	—	—	—
Gains on settlement	—	—	—	—	(30)	(45)	—	—	—
	46	54	77	68	42	43	25	26	37
Included within finance income and costs
Net interest income	(68)	(84)	(64)	(19)	(13)	(21)	(11)	(3)	—
Total included in income statement	(8)	(17)	22	55	36	30	16	25	39
Exchange adjustments	—	—	—	(10)	(5)	36	(10)	(1)	5
Remeasurement (losses)/gains of pension assets and post-retirement benefit obligations	(257)	(474)	(1,183)	106	99	(242)	122	157	61
Adjustments for restrictions on the defined benefit asset	—	—	—	—	—	—	(77)	—	—
Total included in the statement of other comprehensive income	(257)	(474)	(1,183)	96	94	(206)	35	156	66

Schedule of reconciliation of the net defined benefit asset (liability)	Reconciliation of the net defined benefit asset

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset	1,261	1,614	408	324	145	13	1,814	1,951
Income/(cost) recognised in the income statement (including discontinued operations)	8	17	(55)	(36)	(16)	(25)	(63)	(44)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(257)	(474)	96	94	112	156	(49)	(224)
Employer contributions	112	118	27	26	143¹	21	282	165
Other movements	4	3	—	—	5	(20)	9	(17)
Reclassification to held for sale (note 10)	—	(17)	—	—	—	—	—	(17)
	1,128	1,261	476	408	389	145	1,993	1,814
Restrictions on the defined benefit asset	—	—	—	—	(77)	—	(77)	—
Closing net defined benefit asset	1,128	1,261	476	408	312	145	1,916	1,814
1.In addition to the regular employer contributions that are described above, the Company made a one-off contribution of £133 million to the OPEB schemes in the current year.
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(10,521)	(10,964)	(4,912)	(5,736)	(2,434)	(2,526)	(17,867)	(19,226)
Current service cost	(45)	(45)	(68)	(72)	(25)	(26)	(138)	(143)
Interest cost	(533)	(536)	(246)	(258)	(120)	(117)	(899)	(911)
Actuarial (losses)/gains – experience	(41)	(2)	(4)	(34)	116	73	71	37
Actuarial gains/(losses) – demographic assumptions¹	(74)	98	(22)	12	19	(4)	(77)	106
Actuarial gains/(losses) – financial assumptions	989	165	156	190	36	(7)	1,181	348
Past service cost – augmentations and redundancies	(1)	(9)	—	—	—	—	(1)	(9)
Liabilities extinguished on settlements	—	—	—	543	—	—	—	543
Medicare subsidy received	—	—	—	—	(31)	(26)	(31)	(26)
Employee contributions	(5)	(10)	—	—	—	—	(5)	(10)
Benefits paid	756	710	282	312	165	152	1,203	1,174
Exchange adjustments	—	—	110	131	52	58	162	189
Reclassification from other post-employment liabilities	—	—	—	—	—	(11)	—	(11)
Reclassification to held for sale (note 10)	—	72	—	—	—	—	—	72
Closing defined benefit obligations	(9,475)	(10,521)	(4,704)	(4,912)	(2,222)	(2,434)	(16,401)	(17,867)
1.For the year ended 31 March 2025 this included actuarial losses of £0.2 billion resulting from the purchase of a bulk annuity policy with Aviva.
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	11,782	12,578	5,320	6,060	2,631	2,608	19,733	21,246
Interest income	601	620	265	271	131	120	997	1,011
Return on plan assets (less than)/in excess of interest[1]	(1,131)	(735)	(24)	(69)	(49)	95	(1,204)	(709)
Administration costs	(14)	(13)	(6)	(7)	(2)	(2)	(22)	(22)
Assets distributed on settlements	—	—	—	(513)	—	—	—	(513)
Employer contributions	112	118	27	26	143	21	282	165
Employee contributions	5	10	—	—	—	—	5	10
Benefits paid	(752)	(707)	(282)	(312)	(134)	(152)	(1,168)	(1,171)
Exchange adjustments	—	—	(120)	(136)	(62)	(59)	(182)	(195)
Reclassification to held for sale (note 10)	—	(89)	—	—	—	—	—	(89)
Closing fair value of plan assets	10,603	11,782	5,180	5,320	2,658	2,631	18,441	19,733
Actual return on plan assets	(530)	(115)	241	202	82	215	(207)	302
Expected contributions to plans in the following year	89	108	19	28	—	15	108	151
1.For the year ended 31 March 2025 this included actuarial losses of £0.2 billion resulting from the purchase of a bulk annuity policy with Aviva.

Disclosure of asset allocations	The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	716	123	839	576	153	729	475	179	654
Corporate bonds	1,338	(1)	1,337	1,910	—	1,910	1,892	—	1,892
Government securities and liability- driven investments	—	3,938	3,938	—	5,259	5,259	762	4,906	5,668
Property[1]	—	451	451	—	679	679	23	860	883
Diversified alternatives	381	428	809	669	572	1,241	708	680	1,388
Bulk annuity policies	—	3,239	3,239	—	2,060	2,060	—	2,126	2,126
Longevity swap	—	—	—	—	(94)	(94)	—	(88)	(88)
Cash and cash equivalents	1	—	1	3	—	3	8	—	8
Other (including net current assets and liabilities)	—	(11)	(11)	—	(5)	(5)	59	(12)	47
	2,436	8,167	10,603[2]	3,158	8,624	11,782[2]	3,927	8,651	12,578[2]
1.The allocation in property includes £294 million (2024: £288 million, 2023: £304 million) of investments in forestry funds.
2.The fair value of plan assets set out above includes employer-related investment exposure of £nil (2024: £44 million, 2023: £23 million ). The investment strategies for some of the DB plans use repurchase agreements to increase market exposure of their liability-driven investments, with the fair value of these instruments totalling approximately £2.9 billion at 31 March 2025
(2024: £2.7 billion, 2023: £3.4 billion).
US pensions

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	—	887	887	99	1,224	1,323	154	1,346	1,500
Corporate bonds	1,955	401	2,356	1,987	403	2,390	2,147	528	2,675
Government securities	737	467	1,204	360	444	804	410	514	924
Property	—	196	196	—	237	237	—	299	299
Diversified alternatives	—	384	384	54	502	556	85	550	635
Cash and cash equivalents	152	—	152	9	—	9	16	—	16
Other (including net current assets and liabilities)	(2)	3	1	1	—	1	7	4	11
	2,842	2,338	5,180	2,510	2,810	5,320	2,819	3,241	6,060
US other post-retirement benefits

	2025			2024			2023
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	31	522	553	37	524	561	74	510	584
Corporate bonds	1,350	47	1,397	1,351	46	1,397	1,332	2	1,334
Government securities	441	1	442	410	1	411	431	2	433
Diversified alternatives	103	—	103	92	9	101	100	9	109
Other (including insurance contracts)	—	163	163	—	161	161	1	147	148
	1,925	733	2,658	1,890	741	2,631	1,938	670	2,608
The approximate investment allocations for our plans at 31 March 2025 are as follows:

	UK pensions	US pensions	US other post- retirement benefits
	%	%	%
Return-seeking assets	20	28	31
Liability-matching assets	80	72	69

Disclosure of most significant risks associated with DB plans	The most significant risks associated with the DB plans are as follows:

Main risks	Description and mitigation
Investment risk
The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.

Changes in bond yields
Liabilities will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-
matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.

Inflation risk
Changes in inflation will affect current and future pensions but are partially mitigated through investing in inflation-
matching assets and hedging instruments as well as bulk annuity policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.

Member longevity
Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by the investment in bulk annuity policies for
NGEG of ESPS and two buy-in policies for Section A of NGUKPS.

Counterparty risk
This is managed by having a diverse range of counterparties and through having a strong collateralisation process.
Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were included in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.

Default risk
Debt investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed ranges, to control the risk.

Liquidity risk
The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. These could include collateral calls relating to the plans’
liability-matching assets which could result from extreme market movements. Should the plans not have sufficient liquidity to meet cash flow requirements, they could be forced to take sub-optimal investment decisions such as selling assets at a reduced price. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties
(unless it is temporary).

Currency risk
Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates are managed through currency hedging overlay and currency hedging carried out by some of the investment managers.